Segment reporting - Summarized Consolidated Statement of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Jan. 01, 2019
Disclosure of operating segments [line items]
Net cash from (used in) operating activities	$ 969,785,000	$ 271,991,000	[1]	$ 841,000	[1]
Net cash from (used in) investing activities	(117,106,000)	43,750,000	[1]	190,042,000	[1]
Net cash from (used in) financing activities	(999,701,000)	(191,187,000)	[1]	(160,165,000)	[1]
Capital expenditure	(225,410,000)	(8,053,000)		(238,065,000)
Right-of-use assets	52,955,000	58,908,000		87,598,000		$ 87,600,000
Lease liabilities						$ 105,300,000
Operating segments | Tankers
Disclosure of operating segments [line items]
Net cash from (used in) operating activities	958,798,000	259,109,000	[2]	843,000
Net cash from (used in) investing activities	(110,314,000)	44,211,000	[2]	190,042,000
Net cash from (used in) financing activities	(995,151,000)	(178,587,000)	[2]	(160,165,000)
Capital expenditure	(226,663,000)	(30,173,000)	[2]	(238,065,000)
Right-of-use assets	52,955,000	58,908,000	[2]
Operating segments | FSO
Disclosure of operating segments [line items]
Net cash from (used in) operating activities	36,328,000	41,278,000	[2]	40,672,000
Net cash from (used in) investing activities	0	0	[2]	0
Net cash from (used in) financing activities	(36,503,000)	(41,491,000)	[2]	(42,164,000)
Capital expenditure	0	0	[2]	0
Right-of-use assets	0	0	[2]
Less: Equity-accounted investees
Disclosure of operating segments [line items]
Net cash from (used in) operating activities	25,341,000	(28,396,000)	[2]	(40,674,000)
Net cash from (used in) investing activities	6,792,000	(461,000)	[2]	0
Net cash from (used in) financing activities	(31,953,000)	28,891,000	[2]	42,164,000
Capital expenditure	(1,252,500)	(22,120,000)	[2]	$ 0
Right-of-use assets	$ 0	$ 0	[2]

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. Due to the increased significance of inventory (see accounting policies), the Group has re-presented the comparative information related to bunker inventory to align with the current year presentation.
[2]	The Group initially applied IFRS 16 at 1 January 2019, which requires the recognition of right-of-use assets and lease liabilities for lease contracts that were previously classified as operating leases. As a result, the Group recognized $87.6 million of right-of-use assets and $105.3 million of liabilities from those lease contracts. The assets and liabilities are included in the Tankers and FSO segments as at 31 December 2020 and 31 December 2019. The Group has applied IFRS 16 using the modified retrospective approach, under which comparative information is not restated (see Note 1.19).